JPMorgan BetaBuilders U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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unless preceded or accompanied by a prospectus. The list has been
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available 60 days after the fund’s fiscal quarter, using a trade date
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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 1.7%
Boeing Co. (The) *	20,856	4,442,328
General Dynamics Corp.	8,381	1,953,276
HEICO Corp.	1,482	253,348
HEICO Corp., Class A	2,598	347,301
Howmet Aerospace, Inc.	13,710	557,860
Huntington Ingalls Industries, Inc.	1,486	327,722
L3Harris Technologies, Inc.	7,091	1,523,289
Lockheed Martin Corp.	8,682	4,022,023
Northrop Grumman Corp.	5,384	2,412,247
Raytheon Technologies Corp.	54,732	5,464,990
Textron, Inc.	7,774	566,336
TransDigm Group, Inc.	1,925	1,381,669
		23,252,389
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	4,382	438,945
Expeditors International of Washington, Inc.	5,926	640,897
FedEx Corp.	8,915	1,728,262
United Parcel Service, Inc., Class B	27,172	5,033,069
		7,841,173
Airlines — 0.2%
Delta Air Lines, Inc. *	23,872	933,395
Southwest Airlines Co.	22,107	790,768
United Airlines Holdings, Inc. *	12,173	595,990
		2,320,153
Auto Components — 0.1%
Aptiv plc *	10,090	1,141,078
BorgWarner, Inc.	8,716	412,092
Lear Corp.	2,201	320,862
		1,874,032
Automobiles — 1.6%
Ford Motor Co.	147,044	1,986,564
General Motors Co.	52,894	2,079,792
Lucid Group, Inc. * (a)	21,895	255,953
Rivian Automotive, Inc., Class A *	20,395	395,663
Tesla, Inc. *	99,931	17,310,048
		22,028,020
Banks — 3.8%
Bank of America Corp.	259,849	9,219,443
Citigroup, Inc.	72,112	3,765,689
Citizens Financial Group, Inc.	18,335	794,272
Comerica, Inc.	4,877	357,533
East West Bancorp, Inc.	5,249	412,151
Fifth Third Bancorp	25,552	927,282
First Republic Bank	6,808	959,111
Huntington Bancshares, Inc.	53,715	814,857

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
JPMorgan Chase & Co. (b)	109,201	15,283,772
KeyCorp	34,733	666,526
M&T Bank Corp.	6,429	1,002,924
PNC Financial Services Group, Inc. (The)	15,015	2,483,931
Regions Financial Corp.	34,788	818,910
Signature Bank	2,345	302,388
SVB Financial Group *	2,200	665,368
Truist Financial Corp.	49,393	2,439,520
US Bancorp	50,340	2,506,932
Wells Fargo & Co.	141,864	6,649,166
Zions Bancorp NA	5,571	296,154
		50,365,929
Beverages — 1.7%
Brown-Forman Corp., Class A	2,077	138,120
Brown-Forman Corp., Class B	6,808	453,277
Coca-Cola Co. (The)	144,901	8,885,329
Constellation Brands, Inc., Class A	6,046	1,399,770
Keurig Dr Pepper, Inc.	31,638	1,116,189
Molson Coors Beverage Co., Class B	7,000	368,060
Monster Beverage Corp. *	14,178	1,475,646
PepsiCo, Inc.	51,291	8,771,787
		22,608,178
Biotechnology — 2.5%
AbbVie, Inc.	65,843	9,728,303
Alnylam Pharmaceuticals, Inc. *	4,583	1,037,591
Amgen, Inc.	19,866	5,014,178
Biogen, Inc. *	5,359	1,558,933
BioMarin Pharmaceutical, Inc. *	6,918	797,991
Exact Sciences Corp. *	6,615	446,645
Gilead Sciences, Inc.	46,697	3,919,746
Horizon Therapeutics plc *	8,437	925,708
Incyte Corp. *	6,873	585,167
Moderna, Inc. *	12,304	2,166,242
Neurocrine Biosciences, Inc. *	3,578	396,908
Regeneron Pharmaceuticals, Inc. *	3,986	3,023,262
Seagen, Inc. *	5,115	713,440
Vertex Pharmaceuticals, Inc. *	9,557	3,087,867
		33,401,981
Building Products — 0.5%
Allegion plc	3,270	384,389
Carrier Global Corp.	31,133	1,417,486
Fortune Brands Innovations, Inc.	4,775	308,035
Johnson Controls International plc	25,640	1,783,775
Lennox International, Inc.	1,202	313,265
Masco Corp.	8,396	446,667

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Owens Corning	3,482	336,535
Trane Technologies plc	8,577	1,536,312
		6,526,464
Capital Markets — 3.4%
Ameriprise Financial, Inc.	3,961	1,386,825
Bank of New York Mellon Corp. (The)	27,382	1,384,708
BlackRock, Inc.	5,593	4,246,262
Blackstone, Inc.	26,129	2,507,339
Carlyle Group, Inc. (The)	8,123	292,184
Charles Schwab Corp. (The)	56,786	4,396,372
CME Group, Inc.	13,396	2,366,537
Coinbase Global, Inc., Class A * (a)	5,927	346,611
FactSet Research Systems, Inc.	1,418	599,729
Franklin Resources, Inc.	10,575	329,940
Goldman Sachs Group, Inc. (The)	12,610	4,612,864
Intercontinental Exchange, Inc.	20,793	2,236,287
Invesco Ltd.	16,933	313,430
Jefferies Financial Group, Inc.	6,818	267,811
KKR & Co., Inc.	21,483	1,198,966
LPL Financial Holdings, Inc.	2,964	702,824
MarketAxess Holdings, Inc.	1,400	509,390
Moody's Corp.	5,866	1,893,252
Morgan Stanley	49,078	4,776,762
MSCI, Inc.	2,978	1,582,986
Nasdaq, Inc.	12,623	759,778
Northern Trust Corp.	7,760	752,487
Raymond James Financial, Inc.	7,205	812,508
S&P Global, Inc.	12,396	4,647,756
SEI Investments Co.	3,817	238,295
State Street Corp.	13,663	1,247,842
T. Rowe Price Group, Inc.	8,318	968,797
		45,378,542
Chemicals — 1.8%
Air Products and Chemicals, Inc.	8,261	2,647,733
Albemarle Corp.	4,361	1,227,403
Celanese Corp.	3,715	457,688
CF Industries Holdings, Inc.	7,304	618,649
Corteva, Inc.	26,604	1,714,628
Dow, Inc.	26,203	1,555,148
DuPont de Nemours, Inc.	18,498	1,367,927
Eastman Chemical Co.	4,468	393,943
Ecolab, Inc.	9,226	1,428,462
FMC Corp.	4,688	624,113
International Flavors & Fragrances, Inc.	9,491	1,067,358
Linde plc (United Kingdom)	18,407	6,091,612
LyondellBasell Industries NV, Class A	9,455	914,204
Mosaic Co. (The)	12,679	628,118

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
PPG Industries, Inc.	8,749	1,140,345
Sherwin-Williams Co. (The)	8,779	2,077,024
Westlake Corp.	1,285	157,734
		24,112,089
Commercial Services & Supplies — 0.4%
Cintas Corp.	3,212	1,425,293
Copart, Inc. *	15,957	1,062,896
Republic Services, Inc.	7,646	954,374
Rollins, Inc.	8,620	313,768
Waste Management, Inc.	13,906	2,151,675
		5,908,006
Communications Equipment — 0.8%
Arista Networks, Inc. *	9,216	1,161,401
Cisco Systems, Inc.	152,869	7,440,134
F5, Inc. *	2,229	329,134
Juniper Networks, Inc.	12,083	390,281
Motorola Solutions, Inc.	6,225	1,599,887
		10,920,837
Construction & Engineering — 0.1%
Quanta Services, Inc.	5,323	810,107
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2,313	831,847
Vulcan Materials Co.	4,951	907,667
		1,739,514
Consumer Finance — 0.6%
Ally Financial, Inc.	11,120	361,289
American Express Co.	22,254	3,892,892
Capital One Financial Corp.	14,209	1,690,871
Discover Financial Services	10,171	1,187,261
Synchrony Financial	16,772	616,035
		7,748,348
Containers & Packaging — 0.3%
Amcor plc	55,437	668,570
Avery Dennison Corp.	3,016	571,351
Ball Corp.	11,686	680,593
Crown Holdings, Inc.	4,467	393,811
International Paper Co.	13,242	553,780
Packaging Corp. of America	3,447	491,887
Sealed Air Corp.	5,384	294,828
Westrock Co.	9,466	371,446
		4,026,266
Distributors — 0.1%
Genuine Parts Co.	5,250	881,055

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Distributors — continued
LKQ Corp.	9,448	557,054
Pool Corp.	1,454	560,677
		1,998,786
Diversified Financial Services — 1.7%
Apollo Global Management, Inc.	16,194	1,146,211
Berkshire Hathaway, Inc., Class B *	67,077	20,895,827
Corebridge Financial, Inc.	2,881	62,691
Equitable Holdings, Inc.	12,812	410,881
Voya Financial, Inc.	3,617	252,358
		22,767,968
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	265,340	5,404,976
Lumen Technologies, Inc.	35,434	186,028
Verizon Communications, Inc.	156,361	6,499,927
		12,090,931
Electric Utilities — 1.8%
Alliant Energy Corp.	9,348	505,072
American Electric Power Co., Inc.	19,132	1,797,643
Avangrid, Inc.	2,591	109,263
Constellation Energy Corp.	12,176	1,039,343
Duke Energy Corp.	28,670	2,937,242
Edison International	14,216	979,482
Entergy Corp.	7,574	820,113
Evergy, Inc.	8,547	535,470
Eversource Energy	12,970	1,067,820
Exelon Corp.	36,996	1,560,861
FirstEnergy Corp.	20,223	828,132
NextEra Energy, Inc.	73,980	5,521,127
NRG Energy, Inc.	8,579	293,573
PG&E Corp. *	59,944	953,110
Pinnacle West Capital Corp.	4,215	314,228
PPL Corp.	27,411	811,366
Southern Co. (The)	40,534	2,743,341
Xcel Energy, Inc.	20,377	1,401,326
		24,218,512
Electrical Equipment — 0.6%
AMETEK, Inc.	8,552	1,239,356
Eaton Corp. plc	14,809	2,402,168
Emerson Electric Co.	22,014	1,986,103
Generac Holdings, Inc. *	2,361	284,736
Hubbell, Inc.	2,002	458,278
Plug Power, Inc. *	19,533	332,452
Rockwell Automation, Inc.	4,274	1,205,396
Sensata Technologies Holding plc	5,698	289,743
		8,198,232

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	22,158	1,767,544
CDW Corp.	5,039	987,795
Cognex Corp.	6,441	352,580
Corning, Inc.	28,342	980,917
Flex Ltd. *	16,857	393,611
Keysight Technologies, Inc. *	6,657	1,193,933
TE Connectivity Ltd.	11,844	1,505,965
Teledyne Technologies, Inc. *	1,744	739,909
Trimble, Inc. *	9,182	533,107
Zebra Technologies Corp., Class A *	1,924	608,330
		9,063,691
Energy Equipment & Services — 0.4%
Baker Hughes Co.	37,282	1,183,331
Halliburton Co.	33,808	1,393,566
Schlumberger Ltd.	52,792	3,008,088
		5,584,985
Entertainment — 1.4%
Activision Blizzard, Inc.	26,516	2,030,330
Electronic Arts, Inc.	9,762	1,256,174
Live Nation Entertainment, Inc. *	5,321	428,287
Netflix, Inc. *	16,569	5,863,107
ROBLOX Corp., Class A *	13,501	502,372
Roku, Inc. *	4,538	260,935
Take-Two Interactive Software, Inc. *	5,873	665,000
Walt Disney Co. (The) *	67,873	7,363,542
		18,369,747
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	5,560	893,714
American Tower Corp.	17,336	3,872,689
AvalonBay Communities, Inc.	5,210	924,462
Boston Properties, Inc.	5,314	396,106
Camden Property Trust	3,965	488,528
Crown Castle, Inc.	16,122	2,387,829
Digital Realty Trust, Inc.	10,706	1,227,122
Equinix, Inc.	3,448	2,545,072
Equity LifeStyle Properties, Inc.	6,512	467,431
Equity Residential	12,666	806,191
Essex Property Trust, Inc.	2,408	544,377
Extra Space Storage, Inc.	4,983	786,467
Federal Realty Investment Trust	2,724	303,808
Healthpeak Properties, Inc.	20,016	550,040
Host Hotels & Resorts, Inc.	26,624	501,862
Invitation Homes, Inc.	21,624	702,780
Iron Mountain, Inc.	10,826	590,883
Kimco Realty Corp.	23,024	517,119
Mid-America Apartment Communities, Inc.	4,298	716,562

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Prologis, Inc.	34,364	4,442,578
Public Storage	5,885	1,791,041
Realty Income Corp.	23,347	1,583,627
Regency Centers Corp.	5,732	381,923
SBA Communications Corp.	4,019	1,195,773
Simon Property Group, Inc.	12,173	1,563,744
Sun Communities, Inc.	4,610	723,125
UDR, Inc.	11,393	485,228
Ventas, Inc.	14,882	771,036
VICI Properties, Inc.	35,855	1,225,524
Welltower, Inc.	17,592	1,320,104
Weyerhaeuser Co.	27,396	943,244
WP Carey, Inc.	7,746	662,515
		36,312,504
Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A	5,978	126,733
Costco Wholesale Corp.	16,478	8,422,565
Kroger Co. (The)	24,252	1,082,367
Sysco Corp.	18,870	1,461,670
Walgreens Boots Alliance, Inc.	26,723	985,010
Walmart, Inc.	52,548	7,560,081
		19,638,426
Food Products — 1.1%
Archer-Daniels-Midland Co.	20,450	1,694,282
Bunge Ltd.	5,578	552,780
Campbell Soup Co.	7,479	388,384
Conagra Brands, Inc.	17,840	663,470
General Mills, Inc.	22,099	1,731,678
Hershey Co. (The)	5,471	1,228,786
Hormel Foods Corp.	10,780	488,442
J M Smucker Co. (The)	3,966	606,005
Kellogg Co.	9,529	653,499
Kraft Heinz Co. (The)	29,642	1,201,390
Lamb Weston Holdings, Inc.	5,352	534,611
McCormick & Co., Inc. (Non-Voting)	9,332	701,020
Mondelez International, Inc., Class A	50,846	3,327,362
Tyson Foods, Inc., Class A	10,785	709,114
		14,480,823
Gas Utilities — 0.1%
Atmos Energy Corp.	5,209	612,266
UGI Corp.	7,797	310,554
		922,820
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	64,913	7,176,132
Align Technology, Inc. *	2,707	730,159
Baxter International, Inc.	18,769	857,556

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Becton Dickinson and Co.	10,617	2,677,820
Boston Scientific Corp. *	53,327	2,466,374
Cooper Cos., Inc. (The)	1,837	640,984
DENTSPLY SIRONA, Inc.	8,000	294,640
Dexcom, Inc. *	14,382	1,540,168
Edwards Lifesciences Corp. *	23,016	1,765,327
Hologic, Inc. *	9,297	756,497
IDEXX Laboratories, Inc. *	3,086	1,482,823
Insulet Corp. *	2,586	743,009
Intuitive Surgical, Inc. *	13,156	3,232,298
Medtronic plc	49,484	4,141,316
Novocure Ltd. *	3,361	306,456
ResMed, Inc.	5,453	1,245,302
STERIS plc	3,717	767,598
Stryker Corp.	12,540	3,182,777
Teleflex, Inc.	1,745	424,768
Zimmer Biomet Holdings, Inc.	7,815	995,162
		35,427,166
Health Care Providers & Services — 3.2%
agilon health, Inc. *	7,360	160,154
AmerisourceBergen Corp.	6,032	1,019,167
Cardinal Health, Inc.	9,757	753,728
Centene Corp. *	21,085	1,607,520
Cigna Corp.	11,383	3,604,655
CVS Health Corp.	48,921	4,315,811
DaVita, Inc. *	2,044	168,405
Elevance Health, Inc.	8,893	4,446,411
HCA Healthcare, Inc.	7,897	2,014,288
Henry Schein, Inc. *	5,045	434,627
Humana, Inc.	4,712	2,411,130
Laboratory Corp. of America Holdings	3,299	831,744
McKesson Corp.	5,281	1,999,809
Molina Healthcare, Inc. *	2,174	677,918
Quest Diagnostics, Inc.	4,239	629,407
UnitedHealth Group, Inc.	34,785	17,364,324
Universal Health Services, Inc., Class B	2,392	354,518
		42,793,616
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	5,233	892,488
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A *	14,829	1,647,650
Aramark	9,596	427,310
Booking Holdings, Inc. *	1,444	3,514,840
Caesars Entertainment, Inc. *	7,987	415,803
Carnival Corp. *	37,281	403,380
Chipotle Mexican Grill, Inc. *	1,031	1,697,418
Darden Restaurants, Inc.	4,559	674,595

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Domino's Pizza, Inc.	1,315	464,195
Expedia Group, Inc. *	5,607	640,880
Hilton Worldwide Holdings, Inc.	10,072	1,461,347
Las Vegas Sands Corp. *	12,236	721,924
Marriott International, Inc., Class A	10,019	1,745,109
McDonald's Corp.	27,270	7,291,998
MGM Resorts International	11,869	491,495
Royal Caribbean Cruises Ltd. *	8,172	530,690
Starbucks Corp.	42,739	4,664,535
Vail Resorts, Inc.	1,502	394,035
Wynn Resorts Ltd. *	3,842	398,185
Yum! Brands, Inc.	10,485	1,368,397
		28,953,786
Household Durables — 0.3%
DR Horton, Inc.	11,651	1,149,837
Garmin Ltd.	5,707	564,308
Lennar Corp., Class A	9,484	971,162
Lennar Corp., Class B	545	47,066
NVR, Inc. *	114	600,780
PulteGroup, Inc.	8,482	482,541
Whirlpool Corp.	2,031	316,003
		4,131,697
Household Products — 1.3%
Church & Dwight Co., Inc.	9,078	734,047
Clorox Co. (The)	4,597	665,140
Colgate-Palmolive Co.	31,094	2,317,436
Kimberly-Clark Corp.	12,566	1,633,706
Procter & Gamble Co. (The)	88,227	12,561,760
		17,912,089
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	24,867	681,604
Vistra Corp.	13,927	321,157
		1,002,761
Industrial Conglomerates — 0.8%
3M Co.	20,579	2,368,231
General Electric Co.	40,679	3,273,846
Honeywell International, Inc.	25,032	5,218,672
		10,860,749
Insurance — 2.4%
Aflac, Inc.	21,068	1,548,498
Allstate Corp. (The)	9,873	1,268,384
American Financial Group, Inc.	2,600	370,734
American International Group, Inc.	27,664	1,748,918
Aon plc, Class A	7,701	2,454,155
Arch Capital Group Ltd. *	13,774	886,357

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Arthur J Gallagher & Co.	7,852	1,536,793
Brown & Brown, Inc.	8,751	512,458
Chubb Ltd.	15,453	3,515,403
Cincinnati Financial Corp.	5,852	662,154
Everest Re Group Ltd.	1,458	509,848
Fidelity National Financial, Inc.	10,129	445,980
Globe Life, Inc.	3,369	407,144
Hartford Financial Services Group, Inc. (The)	11,845	919,290
Lincoln National Corp.	5,731	203,049
Loews Corp.	7,337	451,079
Markel Corp. *	503	708,717
Marsh & McLennan Cos., Inc.	18,468	3,230,238
MetLife, Inc.	24,536	1,791,619
Principal Financial Group, Inc.	8,472	784,084
Progressive Corp. (The)	21,784	2,970,248
Prudential Financial, Inc.	13,703	1,437,993
Reinsurance Group of America, Inc.	2,487	377,452
Travelers Cos., Inc. (The)	8,723	1,667,140
Willis Towers Watson plc	4,030	1,024,386
WR Berkley Corp.	7,609	533,695
		31,965,816
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A *	222,376	21,979,644
Alphabet, Inc., Class C *	197,128	19,687,173
Match Group, Inc. *	10,401	562,902
Meta Platforms, Inc., Class A *	83,719	12,471,619
Pinterest, Inc., Class A *	21,872	575,015
Snap, Inc., Class A *	37,436	432,760
ZoomInfo Technologies, Inc., Class A *	10,072	284,333
		55,993,446
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc. *	330,437	34,077,968
Coupang, Inc. (South Korea) *	38,014	642,056
DoorDash, Inc., Class A *	9,784	566,689
eBay, Inc.	20,204	1,000,098
Etsy, Inc. *	4,678	643,599
MercadoLibre, Inc. (Brazil) *	1,721	2,033,689
		38,964,099
IT Services — 4.7%
Accenture plc, Class A	23,458	6,545,955
Akamai Technologies, Inc. *	5,854	520,713
Automatic Data Processing, Inc.	15,445	3,487,635
Block, Inc., Class A *	20,011	1,635,299
Broadridge Financial Solutions, Inc.	4,380	658,577
Cloudflare, Inc., Class A *	10,598	560,740
Cognizant Technology Solutions Corp., Class A	19,134	1,277,194

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
DXC Technology Co. *	8,567	246,130
EPAM Systems, Inc. *	2,140	711,871
Fidelity National Information Services, Inc.	22,093	1,657,859
Fiserv, Inc. *	23,645	2,522,449
FleetCor Technologies, Inc. *	2,749	574,019
Gartner, Inc. *	2,942	994,808
Global Payments, Inc.	10,070	1,135,090
GoDaddy, Inc., Class A *	5,772	474,054
International Business Machines Corp.	33,659	4,534,877
Jack Henry & Associates, Inc.	2,718	489,485
Mastercard, Inc., Class A	31,605	11,712,813
MongoDB, Inc. *	2,558	547,949
Okta, Inc. *	5,656	416,338
Paychex, Inc.	11,945	1,383,948
PayPal Holdings, Inc. *	42,441	3,458,517
Snowflake, Inc., Class A *	10,603	1,658,733
SS&C Technologies Holdings, Inc.	8,161	492,516
Twilio, Inc., Class A *	6,496	388,721
VeriSign, Inc. *	3,436	749,220
Visa, Inc., Class A	60,871	14,013,113
		62,848,623
Leisure Products — 0.0% ^
Hasbro, Inc.	4,835	286,087
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	11,022	1,676,226
Avantor, Inc. *	25,103	599,962
Bio-Rad Laboratories, Inc., Class A *	803	375,370
Bio-Techne Corp.	5,844	465,533
Charles River Laboratories International, Inc. *	1,895	460,959
Danaher Corp.	24,395	6,449,550
Illumina, Inc. *	5,856	1,254,355
IQVIA Holdings, Inc. *	6,914	1,586,141
Mettler-Toledo International, Inc. *	832	1,275,389
PerkinElmer, Inc.	4,698	646,116
Thermo Fisher Scientific, Inc.	14,600	8,326,818
Waters Corp. *	2,212	726,819
West Pharmaceutical Services, Inc.	2,759	732,790
		24,576,028
Machinery — 1.7%
Caterpillar, Inc.	19,374	4,887,867
Cummins, Inc.	5,252	1,310,584
Deere & Co.	10,225	4,323,539
Dover Corp.	5,227	793,615
Fortive Corp.	13,172	896,091
IDEX Corp.	2,806	672,542
Illinois Tool Works, Inc.	10,409	2,456,940
Ingersoll Rand, Inc.	15,076	844,256

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Otis Worldwide Corp.	15,511	1,275,470
PACCAR, Inc.	12,949	1,415,455
Parker-Hannifin Corp.	4,781	1,558,606
Pentair plc	6,122	339,036
Snap-on, Inc.	1,981	492,734
Stanley Black & Decker, Inc.	5,508	491,920
Westinghouse Air Brake Technologies Corp.	6,774	703,209
Xylem, Inc.	6,711	698,011
		23,159,875
Media — 0.9%
Charter Communications, Inc., Class A *	3,998	1,536,471
Comcast Corp., Class A	160,608	6,319,925
Fox Corp., Class A	11,259	382,131
Fox Corp., Class B	5,188	164,460
Interpublic Group of Cos., Inc. (The)	14,467	527,467
Liberty Broadband Corp., Class A *	602	53,951
Liberty Broadband Corp., Class C *	4,456	400,060
Liberty Media Corp.-Liberty SiriusXM, Class A *	2,773	112,639
Liberty Media Corp.-Liberty SiriusXM, Class C *	5,699	229,670
News Corp., Class A	14,234	288,381
News Corp., Class B	4,389	89,711
Omnicom Group, Inc.	7,590	652,664
Paramount Global, Class A	333	8,874
Paramount Global, Class B	18,804	435,501
Sirius XM Holdings, Inc. (a)	26,066	150,922
Trade Desk, Inc. (The), Class A *	16,579	840,555
		12,193,382
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	53,214	2,374,409
Newmont Corp.	29,554	1,564,293
Nucor Corp.	9,551	1,614,310
Southern Copper Corp. (Mexico)	3,164	237,964
Steel Dynamics, Inc.	6,209	749,054
		6,540,030
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	17,422	408,894
Multiline Retail — 0.5%
Dollar General Corp.	8,397	1,961,539
Dollar Tree, Inc. *	7,839	1,177,261
Target Corp.	17,134	2,949,447
		6,088,247
Multi-Utilities — 0.8%
Ameren Corp.	9,626	836,211
CenterPoint Energy, Inc.	23,437	705,922
CMS Energy Corp.	10,809	683,021
Consolidated Edison, Inc.	13,212	1,259,236

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — continued
Dominion Energy, Inc.	31,026	1,974,495
DTE Energy Co.	7,211	839,144
NiSource, Inc.	15,122	419,635
Public Service Enterprise Group, Inc.	18,574	1,150,288
Sempra Energy	11,702	1,876,182
WEC Energy Group, Inc.	11,744	1,103,818
		10,847,952
Oil, Gas & Consumable Fuels — 4.5%
APA Corp.	11,968	530,541
Cheniere Energy, Inc.	9,259	1,414,683
Chevron Corp.	66,233	11,525,867
ConocoPhillips	46,394	5,654,037
Coterra Energy, Inc.	29,355	734,756
Devon Energy Corp.	24,339	1,539,198
Diamondback Energy, Inc.	6,552	957,378
EOG Resources, Inc.	21,866	2,891,778
EQT Corp.	13,667	446,501
Exxon Mobil Corp.	153,324	17,787,117
Hess Corp.	10,331	1,551,303
Kinder Morgan, Inc.	73,640	1,347,612
Marathon Oil Corp.	23,646	649,556
Marathon Petroleum Corp.	17,451	2,242,802
Occidental Petroleum Corp.	27,070	1,753,865
ONEOK, Inc.	16,642	1,139,644
Phillips 66	17,596	1,764,351
Pioneer Natural Resources Co.	8,846	2,037,676
Targa Resources Corp.	8,428	632,269
Texas Pacific Land Corp.	227	453,058
Valero Energy Corp.	14,354	2,009,991
Williams Cos., Inc. (The)	45,344	1,461,891
		60,525,874
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	8,613	2,386,490
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	79,156	5,750,683
Catalent, Inc. *	6,702	358,892
Elanco Animal Health, Inc. *	16,597	227,877
Eli Lilly & Co.	29,362	10,104,932
Jazz Pharmaceuticals plc *	2,347	367,681
Johnson & Johnson	97,339	15,907,139
Merck & Co., Inc.	94,395	10,138,967
Pfizer, Inc.	208,988	9,228,910
Royalty Pharma plc, Class A	13,792	540,509
Viatris, Inc.	45,142	548,927
Zoetis, Inc.	17,354	2,871,914
		56,046,431

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	4,925	466,102
Clarivate plc *	16,063	178,621
CoStar Group, Inc. *	15,143	1,179,640
Equifax, Inc.	4,561	1,013,454
Jacobs Solutions, Inc.	4,750	586,863
Leidos Holdings, Inc.	5,088	502,898
TransUnion	7,175	514,806
Verisk Analytics, Inc.	5,822	1,058,381
		5,500,765
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	11,763	1,005,854
Zillow Group, Inc., Class A *	2,166	93,052
Zillow Group, Inc., Class C *	6,068	268,266
		1,367,172
Road & Rail — 1.0%
CSX Corp.	78,275	2,420,263
JB Hunt Transport Services, Inc.	3,086	583,408
Norfolk Southern Corp.	8,622	2,119,374
Old Dominion Freight Line, Inc.	3,374	1,124,352
Uber Technologies, Inc. *	74,254	2,296,676
Union Pacific Corp.	22,891	4,674,113
		13,218,186
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc. *	60,026	4,510,954
Analog Devices, Inc.	19,150	3,283,651
Applied Materials, Inc.	32,031	3,571,136
Broadcom, Inc.	15,079	8,821,366
Enphase Energy, Inc. *	5,059	1,119,961
Entegris, Inc.	5,549	447,860
First Solar, Inc. *	3,691	655,522
Intel Corp.	153,647	4,342,064
KLA Corp.	5,278	2,071,510
Lam Research Corp.	5,076	2,538,508
Marvell Technology, Inc.	31,745	1,369,797
Microchip Technology, Inc.	20,476	1,589,347
Micron Technology, Inc.	40,477	2,440,763
Monolithic Power Systems, Inc.	1,663	709,369
NVIDIA Corp.	92,701	18,110,994
NXP Semiconductors NV (China)	9,649	1,778,407
ON Semiconductor Corp. *	16,098	1,182,398
Qorvo, Inc. *	3,776	410,300
QUALCOMM, Inc.	41,733	5,559,253
Skyworks Solutions, Inc.	5,975	655,278
SolarEdge Technologies, Inc. *	2,079	663,471

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Teradyne, Inc.	5,798	589,657
Texas Instruments, Inc.	33,790	5,987,926
		72,409,492
Software — 8.8%
Adobe, Inc. *	17,309	6,410,215
ANSYS, Inc. *	3,242	863,539
Aspen Technology, Inc. *	1,081	214,849
Atlassian Corp., Class A *	5,520	892,142
Autodesk, Inc. *	8,036	1,729,026
Bentley Systems, Inc., Class B	7,316	285,690
Bill.com Holdings, Inc. *	3,539	409,179
Cadence Design Systems, Inc. *	10,212	1,867,060
Ceridian HCM Holding, Inc. *	5,716	413,152
Crowdstrike Holdings, Inc., Class A *	7,997	846,882
Datadog, Inc., Class A *	9,243	691,469
DocuSign, Inc. *	7,477	453,405
Dynatrace, Inc. *	7,504	288,379
Fortinet, Inc. *	24,140	1,263,488
Gen Digital, Inc.	21,582	496,602
HubSpot, Inc. *	1,808	627,394
Intuit, Inc.	10,492	4,434,654
Microsoft Corp.	277,533	68,775,453
Oracle Corp.	57,215	5,061,239
Palantir Technologies, Inc., Class A *	65,583	510,236
Palo Alto Networks, Inc. *	11,187	1,774,706
Paycom Software, Inc. *	1,809	586,007
Paylocity Holding Corp. *	1,535	319,725
PTC, Inc. *	3,934	530,618
Roper Technologies, Inc.	3,947	1,684,382
Salesforce, Inc. *	37,233	6,254,027
ServiceNow, Inc. *	7,523	3,423,943
Splunk, Inc. *	5,574	533,822
Synopsys, Inc. *	5,696	2,014,960
Tyler Technologies, Inc. *	1,552	500,939
Unity Software, Inc. *	9,077	322,415
VMware, Inc., Class A *	7,744	948,408
Workday, Inc., Class A *	7,486	1,358,185
Zoom Video Communications, Inc., Class A *	8,225	616,875
Zscaler, Inc. *	3,140	389,862
		117,792,927
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	2,239	340,955
AutoZone, Inc. *	706	1,721,828
Bath & Body Works, Inc.	8,503	391,223
Best Buy Co., Inc.	7,462	662,029
Burlington Stores, Inc. *	2,438	560,326
CarMax, Inc. *	5,883	414,457

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Home Depot, Inc. (The)	38,113	12,355,091
Lowe's Cos., Inc.	23,109	4,812,449
O'Reilly Automotive, Inc. *	2,332	1,847,760
Ross Stores, Inc.	12,922	1,527,251
TJX Cos., Inc. (The)	43,225	3,538,399
Tractor Supply Co.	4,114	937,951
Ulta Beauty, Inc. *	1,908	980,636
		30,090,355
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	556,727	80,330,139
Dell Technologies, Inc., Class C	9,649	391,942
Hewlett Packard Enterprise Co.	47,907	772,740
HP, Inc.	32,956	960,338
NetApp, Inc.	8,093	535,999
Seagate Technology Holdings plc	7,151	484,695
Western Digital Corp. *	11,828	519,841
		83,995,694
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. *	4,318	1,325,108
NIKE, Inc., Class B	46,897	5,971,395
Tapestry, Inc.	8,974	408,945
VF Corp.	12,299	380,531
		8,085,979
Tobacco — 0.7%
Altria Group, Inc.	66,722	3,005,159
Philip Morris International, Inc.	57,716	6,016,316
		9,021,475
Trading Companies & Distributors — 0.3%
Fastenal Co.	21,325	1,077,979
United Rentals, Inc. *	2,581	1,138,092
Watsco, Inc.	1,241	356,626
WW Grainger, Inc.	1,672	985,610
		3,558,307
Water Utilities — 0.1%
American Water Works Co., Inc.	6,772	1,059,750
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	22,231	3,319,311
Total Common Stocks (Cost $1,341,147,260)		1,328,734,492
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ *(Cost $1,765)	1,730	1,765

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d) (Cost $9,409,625)	9,409,625	9,409,625
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d) (Cost $730,411)	730,411	730,411
Total Short-Term Investments (Cost $10,140,036)		10,140,036
Total Investments — 99.9% (Cost $1,351,289,061)		1,338,876,293
Other Assets Less Liabilities — 0.1%		776,169
NET ASSETS — 100.0%		1,339,652,462

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $725,232.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	52	03/17/2023	USD	10,635,300	394,549

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,328,734,492	$—	$—	$1,328,734,492
Rights	—	—	1,765	1,765
Short-Term Investments
Investment Companies	9,409,625	—	—	9,409,625
Investment of Cash Collateral from Securities Loaned	730,411	—	—	730,411
Total Short-Term Investments	10,140,036	—	—	10,140,036
Total Investments in Securities	$1,338,874,528	$—	$1,765	$1,338,876,293
Appreciation in Other Financial Instruments
Futures Contracts	$394,549	$—	$—	$394,549
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$13,752,768	$1,319,491	$1,340,089	$365,700	$1,185,902	$15,283,772	109,201	$110,095	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (b) (c)	1,501,652	—	1,501,652	—	—	—	—	420	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)	2,238,043	2,082,619	3,590,251	—	—	730,411	730,411	2,064	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)	8,865,488	9,978,462	9,434,325	—	—	9,409,625	9,409,625	90,592	—
Total	$26,357,951	$13,380,572	$15,866,317	$365,700	$1,185,902	$25,423,808		$203,171	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.